Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO (1)	CAP to PEO (2)	Average SCT Total for non-PEO NEOs (3)	Average CAP to non-PEO NEOs (2)	Company TSR (4)	Net Loss (5)
2025	$658,000	$622,500	$656,049	$632,161	$(62)	$(24,046,000)
2024	$1,092,500	$961,000	$789,458	$683,083	$(87)	$(49,510,000)
2023	$1,298,148	$764,148	$1,029,472	$597,249	$(81)	$(46,496,000)
(1) Darren Lampert is the Principal Executive Officer (“PEO”) for each of the fiscal years ended December 31, 2025, 2024, and 2023. The amounts shown are found in the SCT.
(2) CAP includes actual base salary, non-equity incentive compensation, the change in value in all equity awards and the sum of other income.
(3) The amounts shown are the average total compensation from the SCT for the non-PEO NEOs for the given year. Non-PEO NEOs for each of the fiscal years ended December 31, 2025, 2024, and 2023 were Michael Salaman and Gregory Sanders.

(4) Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2022. For 2025, this reflects the cumulative TSR from December 31, 2022 to December 31, 2025. For 2024, this reflects the cumulative TSR from December 31, 2022 to December 31, 2024. For 2023, this reflects the cumulative TSR from December 31, 2022 to December 31, 2023.

(5) Please refer to our latest Annual Report on Form 10-K for additional details on the Company's financial performance.

Named Executive Officers, Footnote	(1) Darren Lampert is the Principal Executive Officer (“PEO”) for each of the fiscal years ended December 31, 2025, 2024, and 2023. The amounts shown are found in the SCT.
Peer Group Issuers, Footnote
(4) Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2022. For 2025, this reflects the cumulative TSR from December 31, 2022 to December 31, 2025. For 2024, this reflects the cumulative TSR from December 31, 2022 to December 31, 2024. For 2023, this reflects the cumulative TSR from December 31, 2022 to December 31, 2023.

PEO Total Compensation Amount	$ 658,000	$ 1,092,500	$ 1,298,148
PEO Actually Paid Compensation Amount	$ 622,500	961,000	764,148
Adjustment To PEO Compensation, Footnote
(2) CAP includes actual base salary, non-equity incentive compensation, the change in value in all equity awards and the sum of other income.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in SCT	$—	$(426,000)	$(785,000)
Change in fair value of awards granted during the year that remain unvested as of year-end	$—	$338,000	$251,000
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$(19,000)	$—	$—
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(16,500)	$(43,500)	$—

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in SCT	$(61,600)	$(213,000)	$589,900
Change in fair value of awards granted during the year that remain unvested as of year-end	$60,000	$169,000	$276,100
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$(9,500)	$(26,138)	$(111,922)
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(12,788)	$(36,238)	$(6,500)

Non-PEO NEO Average Total Compensation Amount	$ 656,049	789,458	1,029,472
Non-PEO NEO Average Compensation Actually Paid Amount	$ 632,161	683,083	597,249
Adjustment to Non-PEO NEO Compensation Footnote
(3) The amounts shown are the average total compensation from the SCT for the non-PEO NEOs for the given year. Non-PEO NEOs for each of the fiscal years ended December 31, 2025, 2024, and 2023 were Michael Salaman and Gregory Sanders.
Adjustments Made to Determine Compensation Actually Paid

The following table shows the adjustments made to the values in the SCT to calculate the values in the Pay-Versus-Performance table above:

Adjustments to Determine Compensation Actually Paid for PEO	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in SCT	$—	$(426,000)	$(785,000)
Change in fair value of awards granted during the year that remain unvested as of year-end	$—	$338,000	$251,000
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$(19,000)	$—	$—
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(16,500)	$(43,500)	$—

Adjustments to Determine Compensation Actually Paid for non-PEO NEOs	2025	2024	2023
Deduction for amounts reported under the “Stock Awards” column in SCT	$(61,600)	$(213,000)	$589,900
Change in fair value of awards granted during the year that remain unvested as of year-end	$60,000	$169,000	$276,100
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were outstanding and unvested as of year-end	$(9,500)	$(26,138)	$(111,922)
Increase/deduction for change in fair value from prior year-end to current year-end for awards that were vested as of year-end	$(12,788)	$(36,238)	$(6,500)

Compensation Actually Paid vs. Total Shareholder Return	The tables below demonstrate the relationship between CAP to our NEOs and Total Shareholder Return (“TSR”), and net loss for each of 2025, 2024, and 2023.
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (62)	(87)	(81)
Net Income (Loss)	$ (24,046,000)	(49,510,000)	(46,496,000)
PEO Name	Darren Lampert
Additional 402(v) Disclosure	(5) Please refer to our latest Annual Report on Form 10-K for additional details on the Company's financial performance.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(426,000)	(785,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	338,000	251,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,000)	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,500)	(43,500)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,600)	(213,000)	(589,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,000	169,000	276,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,500)	(26,138)	(111,922)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,788)	$ (36,238)	$ (6,500)